CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (700,122)	$ (2,009,851)	$ (3,076,091)	$ (702,163)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on settlement of debt	0	0	0	40,869
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash stock compensation issued for services	26,600	1,743,464	2,092,664	215,132
Amortization of discount on notes payable	256,703	56,446	366,126	0
Amortization of leasehold right of use asset	3,614
Depreciation and amortization	3,465	2,268	5,190	2,810
Changes in assets and liabilities:
Accounts receivable	(14,315)	(52,696)	(139,202)	(83,903)
Inventories	(32,962)	(522)	15,366	26,331
Prepaid expenses and other current assets	53,974	21,619	200,596	(52,070)
Deferred revenue	4,636,937	0	18,895	0
Accounts payable and accrued expenses	1,280	(167,131)	(377,814)	(5,346)
Leasehold liability	(3,370)
Accrued interest - related party	24,458	0	0	(1,730)
Accrued compensation	(1,546,030)	156,900	241,299	378,800
Net cash provided by (used in) operating activities	2,710,232	(249,503)	(652,971)	(181,270)
Payments to acquire property, plant and equipment	(64,839)	0	(19,400)	0
Net cash (used) in investing activities	(64,839)	0	(19,400)	0
Cash from financing activities:
Proceeds from the sale of common stock	0	47,000	47,000	54,625
Proceeds from the sale of common stock - related parties	0	30,000	30,000	0
Proceeds from convertible notes payable	0	855,000	855,000	0
Proceeds from convertible notes payable - related parties	0	40,000	40,000	0
Principal payments on note payable - related parties	(62,743)	(28,000)	(113,145)	0
Cash paid for notes payable	(131,722)	0	0	0
Net cash (used in) provided by financing activities	(194,465)	944,000	858,855	54,625
Increase (decrease) in cash and cash equivalents	2,450,928	694,497	186,484	(126,645)
Cash and cash equivalents at beginning of period	212,243	25,759	25,759	152,404
Cash and cash equivalents at end of period	2,663,171	720,256	212,243	25,759
Interest	9,823	0	6,071	0
Taxes		912	912	912
Leasehold right of use asset and leasehold liability upon adoption of ASU 2016-02, lease (Topic 842)	116,441
Common stock issued for conversion of notes payable and accrued interest	$ 238,723	0	211,083	57,940
Common stock issued for prepaid services		153,000	387,000	0
Beneficial conversion feature on convertible notes		$ 895,000	895,000	0
Common stock issued for accrued compensation			$ 1,681,233	$ 0